Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

The Company’s capital amounts and ratios for the last two years are presented in the following table.  The 2012 ratios for the Company and the Bank reflect a $9.0 million dividend paid by the Bank to the Parent Company.

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands, except percentages)	Amount	Ratio	Amount		Ratio	Amount	Ratio
As of December 31, 2012
Leverage ratio	$89,841	11.14%	≥ $	32,251	4.00%	N/A	N/A
Tier I risk-based capital ratio	89,841	14.85		24,193	4.00	N/A	N/A
Total risk-based capital ratio	97,492	16.12		48,387	8.00	N/A	N/A
As of December 31, 2011
Leverage ratio	$86,077	10.44%	≥ $	32,979	4.00%	N/A	N/A
Tier I risk-based capital ratio	86,077	14.33		24,027	4.00	N/A	N/A
Total risk-based capital ratio	93,696	15.60		48,055	8.00	N/A	N/A

The Bank’s capital amounts and ratios for the last two years are presented in the following table:

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands, except percentages)	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2012
Leverage ratio	$69,544	8.63%	≥ $	32,225	4.00%	≥ $	40,282	5.00%
Tier I risk-based capital ratio	69,544	11.51		24,170	4.00		36,254	6.00
Total risk-based capital ratio	85,687	14.18		48,339	8.00		60,424	10.00
As of December 31, 2011
Leverage ratio	$74,191	9.01%	≥ $	32,953	4.00%	≥ $	41,192	5.00%
Tier I risk-based capital ratio	74,191	12.36		24,003	4.00		36,004	6.00
Total risk-based capital ratio	90,302	15.05		48,006	8.00		60,007	10.00